General Information / Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Estimated Useful Lives of Finite-Lived Other Intangible Assets

The following table presents the estimated useful lives of our finite-lived other intangible assets:

Category	Estimated useful life

Brands	20 years
Intellectual property	3 - 10 years
Developed technology	6 - 15 years
Customer relationships	8 - 18 years
Other	2 - 6 years

Estimated Useful Lives of Property, Plant and Equipment

The following table presents the estimated useful lives of our property, plant and equipment:

Category	Estimated useful life

Buildings and constructions	5 - 45 years
Machinery and equipment	2 - 5 years
Leasehold improvements	5 - 10 years
Furniture, fixtures and other equipment	3 - 5 years

Net Income per Ordinary Share

The basic and diluted net income per ordinary share has been calculated as follows:

Year ended December 31 (in thousands, except per share data)	2014 EUR	2013 EUR	2012 EUR

Net income	1,196,640	1,015,490	1,146,316

Weighted average number of shares outstanding during the year	437,142	429,770	424,096

Basic net income per ordinary share	2.74	2.36	2.70

Weighted average number of shares outstanding:	437,142	429,770	424,096
Plus shares applicable to:
Options and conditional shares	2,551	3,676	2,890

Dilutive potential ordinary shares	2,551	3,676	2,890

Adjusted weighted average number of shares	439,693	433,446	426,986

Diluted net income per ordinary share[1]	2.72	2.34	2.68

1	The calculation of diluted net income per ordinary share assumes the exercise of options issued under our stock option plans and the issuance of shares under our share plans for periods in which exercises or issuances would have a dilutive effect. The calculation of diluted net income per ordinary share does not assume exercise of such options or issuance of shares when such exercises or issuance would be anti-dilutive.